LONG-TERM BORROWINGS	12 Months Ended
Mar. 31, 2018
LONG-TERM BORROWINGS
LONG-TERM BORROWINGS

13.LONG-TERM BORROWINGS

	As of March 31,
	2017	2018

Long-term loans	$101,697	$38,884

	$101,697	$38,884

a.

Based on the agreements signed with AVIC Partnership, cash consideration of $65,321 (equivalent to RMB425,000,000) was raised through the financing arrangement related to NCI Health. As of March 31, 2018, the Company received partial amount of $31,886 (equivalent to RMB200,000,000) from AVIC Partnership and recorded it as long-term borrowings. Please refer to Note 9 (2).

The effective interest rate for the year ended March 31, 2018 was 10.5%, and the interest expense incurred for the year ended March 31, 2018 was $199.

b.

In November 2017, two of the Group’s wholly-owned subsidiaries entered into medical equipment sale-leaseback agreements (the “Agreements”) with a third party, Guiyang GYB Financial Leasing Co., Ltd. (the “Lessor”). According to the Agreements:

•

The Group sold certain medical equipment to the Lessor at cash proceeds of $9,565 (equivalent to RMB60,000,000) on November 27, 2017, and recognized a loss of $908 (equivalent to RMB6,004,400) as the carrying value of these medical equipment was less than the cash proceeds;

•	The Group agreed to lease back these equipment in 45 months upon signing the Agreements;

•	The principal amount will be paid semi-annually during the lease period;

•

Interest expenses are accrued and paid to the Lessor on a quarterly basis, at effective interest rate of 6.65% per annum. The total interest expenses incurred for the year ended March 31, 2018 was $158;

•	At the end of the lease term, the Group will repurchase this same equipment, at a bargain purchase price.

As of March 31, 2018, total amount of $6,998 was recorded as long-term borrowings, and $2,567 for the financing lease payment due within one year was classified as short-term borrowings.

The fair value of the long-term loans as of March 31, 2017 and 2018 was $101,697 and 38,884, respectively.